Capital management (Tables)	12 Months Ended
Dec. 31, 2025
Capital Management [Abstract]
Summary of Capital Structure

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Loans and borrowings (current and non-current)	2,509,800	2,020,020	291,792
Less: Cash and short-term bank deposits	(6,433,593)	(7,913,083)	(1,143,047)
Net cash	(3,923,793)	(5,893,063)	(851,255)

Equity attributable to equity holders of the Company	9,164,625	9,580,961	1,383,972
Less: Fair value reserve	20,342	16,203	2,341
Statutory reserve	(443,949)	(430,236)	(62,148)
Total capital	8,741,018	9,166,928	1,324,165